Financial Assets And Financial Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	25.00%	31.00%	35.00%
Percentage of entity's revenue	46.00%
Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	25.00%	34.00%	31.00%
Percentage of entity's revenue	17.00%	53.00%	40.00%
Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	13.00%	16.00%	8.00%
Trafigura Pte LTD [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	17.00%
ENAP Refinerias SA [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	12.00%
Oil Market [Member] | Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue		45.00%	34.00%
Oil Market [Member] | Pampa Energa S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue		0.00%	13.00%
Oil Market [Member] | Y P F S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue		0.00%	12.00%
Natural Gas [Member] | Rafael G Albanesi SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	22.00%	22.00%	26.00%
Natural Gas [Member] | Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	29.00%	22.00%	6.00%
Natural Gas [Member] | Metroenerga SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	13.00%	14.00%	3.00%
Natural Gas [Member] | San Atanasio Energa SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	4.00%	2.00%	10.00%
Natural Gas [Member] | Ca Inversora de Energa SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	3.00%	7.00%	13.00%